Embedded Derivative Asset and Silver Stream (Table)	12 Months Ended
Dec. 31, 2018
Disclosure of Derivative Financial Instrument [Abstract]
Disclosure Of Derivative Financial Instruments

	December 31 2018	December 31 2017 (restated – note 6)

Embedded derivative asset – Beginning of year	$6,600	$-

Embedded derivative asset - Addition	-	6,600

Fair value adjustment	3,071	-

Embedded derivative asset – End of year	$9,671	$6,600